UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22843

Center Coast MLP & Infrastructure Fund

(Exact name of registrant as specified in charter)

1100 Louisiana Street
Suite 5025
Houston, TX 77002

(Address of principal executive offices) (Zip code)

Dan C. Tutcher
Center Coast Capital Advisors, LP
1100 Louisiana Street
Suite 5025
Houston, TX 77002

(Name and address of agent for service)

Registrant's telephone number, including area code: (713) 759-1400

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Center Coast MLP & Infrastructure Fund
Schedule of Investments
August 31, 2014 (unaudited)

Number of Shares		Value

	COMMON STOCK - 21.9%
	Diversified - 9.0%
300,707	Kinder Morgan Management LLC 1,2,3	$29,385,087
		29,385,087

	GP C-Corp - 9.2%
103,383	Kinder Morgan, Inc. 1,2	4,162,200
325,558	Plains GP Holdings LP - Class A 1	10,046,720
21,971	Targa Resources Corp.	3,066,053
219,669	Williams Cos., Inc. 1,2	13,057,125
		30,332,098

	Other - 1.2%
60,402	Seadrill Partners LLC* 1	2,085,681
66,172	Transocean Partners LLC* 3	1,886,564
		3,972,245

	Shipping - 2.5%
257,696	Dynagas LNG Partners LP*	6,233,666
74,894	Hoegh LNG Partners LP* 3	1,939,006
		8,172,672

	Total Common Stock
	(Cost $56,310,742)	$71,862,102

	MASTER LIMITED PARTNERSHIP SHARES - 110.3%
	Compression - 1.5%
190,531	USA Compression Partners LP	4,984,291
		4,984,291

	Diversified - 28.7%
269,037	Enbridge Energy Partners LP 1	9,771,424
587,528	Enterprise Products Partners LP 1,2	23,871,263
418,007	ONEOK Partners LP 1,2	24,842,156
337,843	Targa Resources Partners LP 1,2	25,135,519
195,739	Williams Partners LP 1	10,376,124
		93,996,486

	Exploration & Production - 3.0%
134,896	Linn Energy LLC 2	4,278,901
244,172	Memorial Production Partners LP	5,713,625
		9,992,526

	Gas Gathering & Processing - 20.8%
307,643	Access Midstream Partners LP 1	19,796,827
139,403	Crestwood Midstream Partners LP 1	3,256,454
117,815	Enable Midstream Partners LP 1	3,019,599
314,795	EnLink Midstream Partners LP 1	9,755,497
136,326	Midcoast Energy Partners LP 1	3,067,335
65,785	QEP Midstream Partners LP	1,710,410
65,776	Summit Midstream Partners LP 1	3,636,097
310,249	Western Gas Partners LP 1	24,041,195
		68,283,414

	Gas Transportation & Storage - 22.8%
684,921	El Paso Pipeline Partners LP 1,2	28,465,317
101,403	EQT Midstream Partners LP 1	9,885,778
183,198	Spectra Energy Partners LP 1	10,440,454
98,791	Tallgrass Energy Partners LP	4,228,255
370,117	TC Pipelines LP 1	21,696,259
		74,716,063

	GP Partnership - 2.1%
116,518	Western Gas Equity Partners LP	6,985,254
		6,985,254

Center Coast MLP & Infrastructure Fund
Schedule of Investments
August 31, 2014 (unaudited) (continued)

Number of Shares		Value

	Mature / Large Cap Liquids Transportation & Storage - 29.7%
276,301	Buckeye Partners LP 1	$21,827,779
172,267	Magellan Midstream Partners LP 1	14,458,369
405,979	Plains All American Pipeline LP 1,2	24,330,321
319,672	Sunoco Logistics Partners LP 1	15,817,371
296,033	Tesoro Logistics LP 1	20,805,199
		97,239,039

	Other - 1.3%
135,880	Westlake Chemical Partners LP 3	4,125,317
		4,125,317

	Small-cap / High Growth Liquids Transportation & Storage - 0.4%
18,724	Rose Rock Midstream LP	1,141,977
		1,141,977

	Total Master Limited Partnership Shares
	(Cost $286,189,045)	$361,464,367

Principal Amount		Value
	Short-Term Investments - 3.1%
$10,127,988	UMB Money Market Fiduciary, 0.01% 4	$10,127,988
	Total Short-Term Investments	10,127,988
	(Cost $10,127,988)

	Total Investments - 135.3%
	(Cost $352,627,775)	443,454,457
	Liabilities in Excess of Other Assets - (35.3)%	(115,631,400)
	Total Net Assets - 100%	$327,823,057

Number of Contracts		Value
	Written Option Contracts- (0.0)% **
	Call Options - (0.0)% **
	Midcoast Energy Partners LP
(395)	Exercise Price: $22.50, Expiration Date: September 20, 2014	$(22,713)
	Total Call Options
	(proceeds $7,075)	(22,713)

	Put Options - (0.0)% **
	Crestwood Midstream Partners LP
(659)	Exercise Price: $20, Expiration Date: September 20, 2014	(8,237)
	Phillips 66 Partners LP
(632)	Exercise Price: $65, Expiration Date: September 20, 2014	(28,440)
	Western Refining Logistics LP
(1,580)	Exercise Price: $30, Expiration Date: September 20, 2014	(39,500)
	Total Put Options
	(proceeds $188,546)	(76,177)

	Total Written Option Contracts
	(proceeds $195,621)	$(98,890)

LLC - Limited Liability Company
LP - Limited Partnership

1
All or a portion of the security has been pledged as collateral with the Fund's line of credit agreement. As of August 31, 2014, the total value of securities pledged as collateral for the line of credit agreement was $273,898,863.

2
All or a portion of this security has been pledged as collateral for written option contracts.  As of August 31, 2014 the total value of securities pledged as collateral for written options contracts was $23,113,210.

3	Non-income producing security.
4	The rate quoted is the annualized seven-day yield of the Fund at the period end.

*	Foreign security denominated in U.S. Dollars.
**	Rounds to less than 0.05%

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”), and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation levels, as of August 31, 2014:

Assets	Level 1	Level 2*	Level 3*	Total
Common Stock	$71,862,102	$-	$-	$71,862,102
Master Limited Partnerships1	$361,464,367	$-	$-	$361,464,367
Short-Term Investments	10,127,988	-	-	10,127,988
Total Assets	$443,454,457	$-	$-	$443,454,457

Liabilities	Level 1	Level 2*	Level 3*	Total
Written Call Options	$(22,713)	$-	$-	$(22,713)
Written Put Options	$(76,177)	$-	$-	$(76,177)
Total Liabilities	$(98,890)	$-	$-	$(98,890)

1
All Master Limited Partnerships held by the Fund are Level 1 securities. For a detailed break-out of Master Limited Partnerships by major industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 2 & 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers during the period.

At August 31, 2014, gross unrealized appreciation and depreciation of investments based on cost for federal income tax purposes were as follows:

Cost of investments	$347,393,311

Gross unrealized appreciation	$96,120,339
Gross unrealized depreciation	(59,193)

Net unrealized appreciation (depreciation) on investments	$96,061,146

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from Master Limited Partnership (“MLP”) K-1s, which is treated as an increase/(decrease) in cost basis of the MLP shares held, and timing differences in recognizing certain gains and losses in security transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a)    The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Center Coast MLP & Infrastructure Fund

By :	/s/ Dan C. Tutcher
Dan C. Tutcher, President and Chief Executive Officer
(Principal Executive Officer)

Date	October 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dan C. Tutcher
Dan C. Tutcher, President and Chief Executive Officer
(Principal Executive Officer)

Date	October 16, 2014

By:	/s/ William H. Bauch
William H. Bauch, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date	October 16, 2014